WARRANT AGREEMENTS (Details Narrative) - USD ($)		1 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2017	Jan. 24, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Warrants issued		55,000
Issuance of convertible promissory notes		$ 1,800,000
Warrant exercise price		$ 1.00
Fair market value		$ 50,094			$ 658,566
Warrant [Member]
Change in warrant value				$ 1,181,057	$ 607,906
License agreement [Member]
Warrants issued	1,300,000		360,000
Issuance of convertible promissory notes			$ 1,800,000	$ 1,800,000
Warrant exercise price description			The warrants have an exercise price of the lower of $7.00 per share or the price per share in the Companys latest debt or equity financing greater than $3,000,000 and a term of 3 years.